Digital assets - Schedule of changes in digital assets balance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	$ 861,230	$ 1,003,000
Additions	4,247,050
Dispositions	(250,000)
Unrealized (loss) gain	194,798	(141,770)
Balance	5,053,078	861,230
Bitcoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	356,877	401,000
Additions	2,137,000
Dispositions	0
Unrealized (loss) gain	448,692	(44,123)
Balance	2,942,569	356,877
Dogecoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	154,314	201,000
Additions	200,000
Dispositions	0
Unrealized (loss) gain	(152,291)	(46,686)
Balance	202,023	154,314
Solana [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	350,039	401,000
Additions	1,760,000
Dispositions	(250,000)
Unrealized (loss) gain	(99,888)	(50,961)
Balance	1,760,151	350,039
ETH [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	50
Dispositions	0
Unrealized (loss) gain	0
Balance	50	0
XRP [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	150,000
Dispositions	0
Unrealized (loss) gain	(1,715)
Balance	$ 148,285	$ 0